Note 18 - Investments in Unconsolidated Joint Ventures (Details Textual)						12 Months Ended
	May 23, 2018 T	Mar. 15, 2018 T	Mar. 12, 2018 USD ($)	Jun. 14, 2017 USD ($)	Mar. 30, 2017 USD ($) T	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017
Business Combination, Acquisition Related Costs				$ 353,000
Equity Method Investment, Other than Temporary Impairment						$ 3,144,000
M/T Eco Holmby Hills [Member]
Size of Vessel (US Ton) | T		50,000
M/T Eco Palm Springs [Member]
Size of Vessel (US Ton) | T	50,000
City of Athens [Member]
Equity Method Investment, Ownership Percentage						50.00%
City of Athens and Eco Nine [Member]
OCI, Equity Method Investment, before Tax						$ (391,000)
Equity Method Investment, Other than Temporary Impairment						$ 3,144,000
Lax Trust [Member] | City of Athens [Member]
Equity Method Investment, Ownership Percentage									50.00%
City of Athens and Eco Nine [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 35,900,000
City of Athens and Eco Nine [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.90%
City of Athens and Eco Nine [Member] | M/T Eco Holmby Hills [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 17,948,000
Debt Instrument, Periodic Payment, Principal			299,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			11,965,000
City of Athens and Eco Nine [Member] | M/T Eco Palm Springs [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 17,952,000
Number of Consecutive Quarterly Installments			20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 11,968,000
City of Athens [Member]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%	49.00%
Business Combination, Consideration Transferred, Total					$ 4,200,000
Equity Method Investment, Ownership Percentage				50.00%
Size of Vessel (US Ton) | T					50,000
City of Athens [Member] | Upcoming Newbuilding Installments [Member]
Advances to Affiliate								5,233,000
City of Athens [Member] | Predelivery Expense [Member]
Advances to Affiliate							695,000	324,000
Eco Nine [Member]
Business Acquisition, Percentage of Voting Interests Acquired					49.00%
Business Combination, Consideration Transferred, Total					$ 3,500,000
Size of Vessel (US Ton) | T					50,000
Eco Nine [Member] | Upcoming Newbuilding Installments [Member]
Advances to Affiliate							2,243,000	3,738,000
Eco Nine [Member] | Predelivery Expense [Member]
Advances to Affiliate							$ 744,000	$ 135,000
City of Athens and Eco Nine [Member]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%
Business Combination, Consideration Transferred, Total				$ 157,000
Equity Method Investment, Ownership Percentage				50.00%